Sale Leaseback (Tables)	6 Months Ended
Jun. 30, 2018
Sale Leaseback [Abstract]
Schedule of minimum payments for lease

The lease was fully repaid in June 2018 prior to its maturity:

Total lease payment	$3,953,865
Less: imputed interest and principal	(3,953,865)
Total current portion of sale leaseback obligation as of June 30, 2018	$-

The minimum payments for the remaining lease term of 23 months from June 30, 2018 to May 18, 2020 are as follows:

Total lease payment	$2,858,785
Less: imputed interest and principal	(1,034,176)
Total sale leaseback obligation as of June 30, 2018	1,824,609
Less: current portion of sale leaseback obligation	(951,970)
Long term payable - sale leaseback as of June 30, 2018	$872,639

The minimum payments for the remaining lease term of 32 months from June 30, 2018 to February 18, 2021 are as follows:

Total lease payment	$6,012,612
Less: imputed interest and principal	(657,939)
Total sale leaseback obligation as of June 30, 2018	5,354,673
Less: current portion of sale leaseback obligation	(2,008,002)
Long term payable - sale leaseback as of June 30, 2018	$3,346,671

Schedule of future obligations for payments of sale leaseback

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended June 30, 2018
2019	$951,970
2020	872,639
Total	$1,824,609

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended June 30,
2019	$2,008,002
2020	2,008,002
2021	1,338,669
Total	$5,354,673